Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 91	$ 1,105